Risk management - Credit quality outstandings (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Financial assets	€ 951,934	€ 916,942
ING Bank portfolio, outstandings [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	913,977	887,454
ING Bank portfolio, outstandings [member] | Lending and investment [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	840,694	806,713
ING Bank portfolio, outstandings [member] | Money market [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	29,752	34,654
ING Bank portfolio, outstandings [member] | Pre-settlement [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,531	46,086
ING Bank portfolio, outstandings [member] | Performing not past due [Member] | Lending and investment [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	819,410	786,011
ING Bank portfolio, outstandings [member] | Business lending performing past due [Member] | Lending and investment [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,121	6,252
ING Bank portfolio, outstandings [member] | Consumer lending performing past due [Member] | Lending and investment [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,142	953
ING Bank portfolio, outstandings [member] | Non-performing [member] | Lending and investment [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	€ 12,021	€ 13,497